UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

COLUMBIA CONCENTRATED LARGE CAP VALUE STRATEGY FUND

INVESTMENT PORTFOLIO

January 31, 2012 (unaudited)

Issuer	Shares	Value ($)
COMMON STOCKS-99.3%
Consumer Discretionary-7.6%
Multiline Retail-3.0%
Nordstrom, Inc.	1,700	83,946

Specialty Retail-4.6%
Gap, Inc. (The)	2,476	46,994
Lowe’s Cos., Inc.	3,100	83,173
Total Specialty Retail		130,167
Total Consumer Discretionary		214,113

Consumer Staples-15.1%
Food & Staples Retailing-2.4%
Costco Wholesale Corp.	800	65,816

Food Products-6.5%
General Mills, Inc.	2,200	87,626
Tyson Foods, Inc. Class A	5,200	96,928
Total Food Products		184,554

Tobacco-6.2%
Altria Group, Inc.	3,160	89,744
Philip Morris International, Inc.	1,150	85,986
Total Tobacco		175,730
Total Consumer Staples		426,100

Energy-12.6%
Oil, Gas & Consumable Fuels-12.6%
Chevron Corp.	414	42,675
ConocoPhillips	1,150	78,442
Marathon Oil Corp.	1,600	50,224
Marathon Petroleum Corp.	800	30,576
Valero Energy Corp.	3,200	76,768
Williams Cos., Inc. (The)	2,700	77,814
Total Oil, Gas & Consumable Fuels		356,499
Total Energy		356,499

Financials-26.1%
Capital Markets-2.4%
Morgan Stanley	3,647	68,016

Commercial Banks-7.7%
U.S. Bancorp	3,500	98,770
Wells Fargo & Co.	4,111	120,082
Total Commercial Banks		218,852

Diversified Financial Services-7.9%
Bank of America Corp.	8,661	61,753
Citigroup, Inc.	2,400	73,728
JPMorgan Chase & Co.	2,350	87,655
Total Diversified Financial Services		223,136

Issuer	Shares	Value ($)
Insurance-8.1%
MetLife, Inc.	1,959	69,212
Prudential Financial, Inc.	1,360	77,846
Unum Group	3,600	82,188
Total Insurance		229,246
Total Financials		739,250

Health Care-9.8%
Health Care Equipment & Supplies-2.8%
Baxter International, Inc.	1,450	80,446

Health Care Providers & Services-3.5%
Humana, Inc.	1,100	97,922

Pharmaceuticals-3.5%
Bristol-Myers Squibb Co.	3,100	99,944
Total Health Care		278,312

Industrials-14.3%
Aerospace & Defense-8.2%
General Dynamics Corp.	1,100	76,076
Honeywell International, Inc.	1,350	78,354
United Technologies Corp.	1,000	78,350
Total Aerospace & Defense		232,780

Road & Rail-6.1%
CSX Corp.	3,000	67,650
Union Pacific Corp.	900	102,879
Total Road & Rail		170,529
Total Industrials		403,309

Information Technology-1.7%
Communications Equipment-1.7%
Juniper Networks, Inc.*	2,300	48,139
Total Information Technology		48,139

Materials-9.1%
Chemicals-9.1%
E.I. du Pont de Nemours & Co.	1,500	76,335
Praxair, Inc.	800	84,960
Sherwin-Williams Co. (The)	1,000	97,530
Total Chemicals		258,825
Total Materials		258,825

Utilities-3.0%
Independent Power Producers & Energy Traders-3.0%
AES Corp. (The)*	6,600	84,216
Total Utilities		84,216
TOTAL COMMON STOCKS
(Cost $2,958,105)		2,808,763

Short Term Investment-1.5%
Money Market Fund-1.5%
Dreyfus Treasury Prime Cash Reserves 0.00%† (Cost $42,739)	42,739	42,739
Total Investments-100.8%
(Cost $3,000,844)		2,851,502
Liabilities in Excess of Other Assets-(0.8)%		(21,645)
Net Assets-100.0%		2,829,857

*	Non-income producing security.
†	Represents average annualized seven-day yield as of January 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models typically rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Columbia Concentrated Large Cap Value Strategy Fund
Valuation Inputs	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks*	$2,808,763	$—	$—	$2,808,763
Money Market Fund	42,739	—	—	42,739
Total	$2,851,502	$—	$—	$2,851,502

*Please refer to the schedule of investments to view securities segregated by industry type.

There were no transfers between Level 1 and Level 2 securities during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

COLUMBIA GROWTH EQUITY STRATEGY FUND

INVESTMENT PORTFOLIO

January 31, 2012 (unaudited)

Issuer	Shares	Value ($)
COMMON STOCKS-97.4%
Consumer Discretionary-13.9%
Automobiles-0.3%
Ford Motor Co.	329	4,086

Hotels, Restaurants & Leisure-3.5%
Las Vegas Sands Corp.*	357	17,532
McDonald’s Corp.	102	10,103
Starbucks Corp.	321	15,386
Starwood Hotels & Resorts Worldwide, Inc.	105	5,695
Total Hotels, Restaurants & Leisure		48,716

Internet & Catalog Retail-3.6%
Amazon.com, Inc.*	120	23,333
Expedia, Inc.	274	8,869
Priceline.com, Inc.*	24	12,708
TripAdvisor, Inc.*	163	5,364
Total Internet & Catalog Retail		50,274

Media-2.6%
Comcast Corp. Class A	562	14,943
DISH Network Corp. Class A	362	10,107
Viacom, Inc. Class B	243	11,431
Total Media		36,481

Multiline Retail-1.7%
Macy’s, Inc.	479	16,138
Target Corp.	164	8,333
Total Multiline Retail		24,471

Specialty Retail-1.8%
Home Depot, Inc. (The)	193	8,567
TJX Cos., Inc (The)	248	16,899
Total Specialty Retail		25,466

Textiles, Apparel & Luxury Goods-0.4%
Fossil, Inc.*	55	5,228
Total Consumer Discretionary		194,722

Consumer Staples-8.4%
Food & Staples Retailing-2.6%
Costco Wholesale Corp.	322	26,491
Whole Foods Market, Inc.	143	10,586
Total Food & Staples Retailing		37,077

Food Products-1.6%
Hershey Co. (The)	188	11,483
Mead Johnson Nutrition Co.	139	10,298
Total Food Products		21,781

Personal Products-1.2%
Estee Lauder Cos., Inc. (The) Class A	300	17,379

Tobacco-3.0%
Lorillard, Inc.	100	10,739
Philip Morris International, Inc.	419	31,329
Total Tobacco		42,068
Total Consumer Staples		118,305

Energy-10.4%
Energy Equipment & Services-3.3%
Halliburton Co.	467	17,176
Nabors Industries Ltd.*	348	6,480
National Oilwell Varco, Inc.	210	15,536
Schlumberger Ltd.	92	6,915
Total Energy Equipment & Services		46,107

Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels-7.1%
Anadarko Petroleum Corp.	148	11,947
Apache Corp.	171	16,909
Chevron Corp.	165	17,008
Continental Resources, Inc.*	140	11,295
EQT Corp.	147	7,426
Exxon Mobil Corp.	198	16,581
Occidental Petroleum Corp.	142	14,167
Southwestern Energy Co.*	173	5,387
Total Oil, Gas & Consumable Fuels		100,720
Total Energy		146,827

Financials-4.4%
Capital Markets-1.2%
BlackRock, Inc.	64	11,648
Charles Schwab Corp. (The)	413	4,812
Total Capital Markets		16,460

Commercial Banks-0.9%
Fifth Third Bancorp	937	12,190

Diversified Financial Services-1.2%
Citigroup, Inc.	357	10,967
IntercontinentalExchange, Inc.*	57	6,525
Total Diversified Financial Services		17,492

Real Estate Investment Trusts -1.1%
American Tower Corp.	152	9,653
Digital Realty Trust, Inc.	89	6,307
Total Real Estate Investment Trusts		15,960
Total Financials		62,102

Health Care-12.7%
Biotechnology-2.8%
Alexion Pharmaceuticals, Inc.*	69	5,296
Alkermes PLC *	342	6,433
Biogen Idec, Inc.*	178	20,990
Vertex Pharmaceuticals, Inc.*	179	6,614
Total Biotechnology		39,333

Health Care Equipment & Supplies-2.3%
Covidien PLC	242	12,463
Medtronic, Inc.	228	8,794
St. Jude Medical, Inc.	256	10,678
Total Health Care Equipment & Supplies		31,935

Health Care Providers & Services-2.6%
Cardinal Health, Inc.	277	11,919
Express Scripts, Inc.*	488	24,966
Total Health Care Providers & Services		36,885

Health Care Technology-0.6%
Cerner Corp.*	141	8,586

Pharmaceuticals-4.4%
Abbott Laboratories	205	11,101
Allergan, Inc.	187	16,439
Johnson & Johnson	206	13,578
Teva Pharmaceutical Industries Ltd.(a)	265	11,959
Watson Pharmaceuticals, Inc.*	150	8,795
Total Pharmaceuticals		61,872
Total Health Care		178,611

Industrials-12.7%
Air Freight & Logistics-0.6%
FedEx Corp.	85	7,777

Issuer	Shares	Value ($)
Construction & Engineering-0.9%
KBR, Inc.	405	13,017

Electrical Equipment-1.6%
Cooper Industries PLC	126	7,449
Rockwell Automation, Inc.	195	15,185
Total Electrical Equipment		22,634

Industrial Conglomerates-1.8%
Tyco International Ltd.	486	24,762

Machinery-4.9%
Caterpillar, Inc.	78	8,511
Cummins, Inc.	65	6,760
Dover Corp.	319	20,228
Pall Corp.	364	21,723
Parker Hannifin Corp.	151	12,183
Total Machinery		69,405

Road & Rail-2.9%
J.B. Hunt Transport Services, Inc.	339	17,313
Kansas City Southern*	87	5,971
Union Pacific Corp.	149	17,032
Total Road & Rail		40,316
Total Industrials		177,911

Information Technology-31.9%
Communications Equipment-3.6%
Cisco Systems, Inc.	368	7,224
QUALCOMM, Inc.	737	43,350
Total Communications Equipment		50,574

Computers & Peripherals-8.3%
Apple, Inc.*	171	78,058
EMC Corp.*	1,249	32,174
NCR Corp.*	349	6,537
Total Computers & Peripherals		116,769

Internet Software & Services-4.5%
eBay, Inc.*	499	15,768
Google, Inc. Class A*	81	46,989
Total Internet Software & Services		62,757

IT Services-5.2%
Accenture PLC Class A	465	26,663
Alliance Data Systems Corp.*	101	11,191
International Business Machines Corp.	120	23,112
Teradata Corp.*	220	11,783
Total IT Services		72,749

Semiconductors & Semiconductor Equipment-4.4%
Analog Devices, Inc.	413	16,161
Marvell Technology Group Ltd.*	438	6,802
Novellus Systems, Inc.*	278	13,108
Texas Instruments, Inc.	537	17,388
Xilinx, Inc.	252	9,034
Total Semiconductors & Semiconductor Equipment		62,493

Software-5.9%
Check Point Software Technologies Ltd.*	212	11,934
Microsoft Corp.	966	28,526
Oracle Corp.	1,095	30,879
Salesforce.com, Inc.*	94	10,979
Total Software		82,318
Total Information Technology		447,660

Issuer	Shares	Value ($)
Materials-3.0%
Chemicals-2.7%
Celanese Corp. Class A	239	11,642
PPG Industries, Inc.	145	12,989
Praxair, Inc.	135	14,337
Total Chemicals		38,968

Metals & Mining-0.3%
Allegheny Technologies, Inc.	85	3,858
Total Materials		42,826
TOTAL COMMON STOCKS (Cost $1,275,641)		1,368,964

Exchange Traded Fund-0.0%‡
Equity Fund-0.0%‡
SPDR S&P 500 ETF Trust (Cost $596)	5	656

Short Term Investment-3.8%
Money Market Fund-3.8%
Dreyfus Treasury Prime Cash Reserves 0.00%† (Cost $53,043)	53,043	53,043
Total Investments-101.2% (Cost $1,329,280)		1,422,663
Liabilities in Excess of Other Assets-(1.2)%		(17,129)
Net Assets-100.0%		1,405,534

*	Non-income producing security.
(a)	American Depositary Receipts.
ETF	Exchange Traded Fund.
‡	Less than 0.05%.
†	Represents average annualized seven-day yield as of January 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models typically rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Columbia Growth Equity Strategy Fund
Valuation Inputs	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks*	$1,368,964	$—	$—	$1,368,964
Exchange Traded Fund*	656	—	—	656
Money Market Fund	53,043	—	—	53,043
Total	$1,422,663	$—	$—	$1,422,663

*Please refer to the schedule of investments to view securities segregated by industry type.

There were no transfers between Level 1 and Level 2 securities during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

COLUMBIA LARGE-CAP GROWTH EQUITY STRATEGY FUND

INVESTMENT PORTFOLIO

January 31, 2012 (unaudited)

Issuer	Shares	Value ($)

COMMON STOCKS-86.9%
Consumer Discretionary-15.2%
Automobiles-0.3%
Ford Motor Co.	1,649	20,481

Hotels, Restaurants & Leisure-5.6%
Chipotle Mexican Grill, Inc. *	324	119,002
Las Vegas Sands Corp.*	4,163	204,445
McDonald’s Corp.	512	50,714
Starwood Hotels & Resorts Worldwide, Inc.	526	28,530
Total Hotels, Restaurants & Leisure		402,691

Internet & Catalog Retail-5.6%
Amazon.com, Inc.*	747	145,247
Priceline.com, Inc.*	482	255,209
Total Internet & Catalog Retail		400,456

Specialty Retail-0.6%
Home Depot, Inc. (The)	967	42,925

Textiles, Apparel & Luxury Goods-3.1%
Lululemon Athletica, Inc.*	3,564	224,995
Total Consumer Discretionary		1,091,548

Consumer Staples-6.4%
Food & Staples Retailing-0.6%
Costco Wholesale Corp.	522	42,945

Food Products-2.5%
Green Mountain Coffee Roasters, Inc.*	3,436	183,276

Personal Products-2.7%
Estee Lauder Cos., Inc. (The) Class A	3,290	190,590

Tobacco-0.6%
Philip Morris International, Inc.	583	43,591
Total Consumer Staples		460,402

Energy-8.5%
Energy Equipment & Services-3.9%
FMC Technologies, Inc.*	4,793	244,970
Schlumberger Ltd.	464	34,879
Total Energy Equipment & Services		279,849

Oil, Gas & Consumable Fuels-4.6%
EOG Resources, Inc.	1,938	205,699
EQT Corp.	736	37,183
Exxon Mobil Corp.	992	83,070
Total Oil, Gas & Consumable Fuels		325,952
Total Energy		605,801

Financials-8.2%
Capital Markets-3.3%
Charles Schwab Corp. (The)	2,066	24,069
Franklin Resources, Inc.	1,986	210,714
Total Capital Markets		234,783

Diversified Financial Services-2.5%
Citigroup, Inc.	542	16,650
IntercontinentalExchange, Inc.*	1,386	158,669
Total Diversified Financial Services		175,319

IT Services-2.4%
Visa, Inc. Class A	1,740	175,114
Total Financials		585,216

Issuer	Shares	Value ($)
Health Care-14.1%
Biotechnology-5.6%
Alexion Pharmaceuticals, Inc.*	1,323	101,553
Biogen Idec, Inc.*	1,304	153,768
Celgene Corp.*	1,980	143,946
Total Biotechnology		399,267

Health Care Equipment & Supplies-0.6%
Medtronic, Inc.	1,138	43,893

Health Care Providers & Services-2.5%
Express Scripts, Inc.*	500	25,580
McKesson Corp.	1,890	154,451
Total Health Care Providers & Services		180,031

Pharmaceuticals-5.4%
Abbott Laboratories	1,026	55,558
Allergan, Inc.	1,651	145,139
Novo Nordisk A/S (Denmark) (a)	1,538	183,299
Total Pharmaceuticals		383,996
Total Health Care		1,007,187

Industrials-6.7%
Aerospace & Defense-2.3%
Precision Castparts Corp.	989	161,879

Air Freight & Logistics-2.7%
Expeditors International of Washington, Inc.	3,465	154,712
FedEx Corp.	426	38,975
Total Air Freight & Logistics		193,687

Electrical Equipment-0.5%
Cooper Industries PLC	632	37,364

Machinery-1.2%
Caterpillar, Inc.	390	42,557
Pall Corp.	732	43,686
Total Machinery		86,243
Total Industrials		479,173

Information Technology-27.8%
Communications Equipment-8.9%
Cisco Systems, Inc.	1,844	36,198
F5 Networks, Inc.*	1,880	225,111
Juniper Networks, Inc.*	8,124	170,035
QUALCOMM, Inc.	3,424	201,400
Total Communications Equipment		632,744

Computers & Peripherals-4.1%
Apple, Inc.*	175	79,884
EMC Corp.*	8,317	214,246
Total Computers & Peripherals		294,130

Internet Software & Services-6.0%
Baidu, Inc.(a)*	1,786	227,750
Google, Inc. Class A*	352	204,199
Total Internet Software & Services		431,949

IT Services-4.7%
Cognizant Technology Solutions Corp. Class A*	3,719	266,838
International Business Machines Corp.	351	67,603
Total IT Services		334,441

Semiconductors & Semiconductor Equipment-0.6%
Xilinx, Inc.	1,261	45,207

Software-3.5%
Microsoft Corp.	1,897	56,018
Salesforce.com, Inc.*	1,665	194,472
Total Software		250,490
Total Information Technology		1,988,961
TOTAL COMMON STOCKS (Cost $5,894,856)		6,218,288

Issuer	Shares	Value ($)

Exchange Traded Fund-0.1%
Equity Fund-0.1%
SPDR S&P 500 ETF Trust (Cost $5,489)	46	6,036

Short Term Investment-13.5%
Money Market Fund-13.5%
Dreyfus Treasury Prime Cash Reserves 0.00%† (Cost $965,158)	965,158	965,158
Total Investments-100.5% (Cost $6,865,503)		7,189,482
Liabilities in Excess of Other Assets-(0.5)%		(32,336)
Net Assets-100.0%		7,157,146

*	Non-income producing security.
(a)	American Depositary Receipts.
ETF	Exchange Traded Fund.
†	Represents average annualized seven-day yield as of January 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models typically rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Columbia Large-Cap Growth Equity Strategy Fund
Valuation Inputs	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks*	$6,218,288	$—	$—	$6,218,288
Exchange Traded Fund*	6,036	—	—	6,036
Money Market Fund	965,158	—	—	965,158
Total	$7,189,482	$—	$—	$7,189,482

*Please refer to the schedule of investments to view securities segregated by industry type.

There were no transfers between Level 1 and Level 2 securities during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

COLUMBIA INTERMEDIATE MUNICIPAL BOND STRATEGY FUND

INVESTMENT PORTFOLIO

January 31, 2012 (unaudited)

Issuer	Principal Amount($)	Value($)
Municipal Bonds-98.5%
Alaska-8.6%
Alaska Industrial Development & Export Authority Revolving Fund
Series A
Revenue Bonds
5.000%, 04/01/19	100,000	119,640
Alaska International Airports System
Series B
Revenue Bonds
5.000%, 10/01/14	100,000	110,359
North Slope Borough of Alaska
Series A
5.000%, 06/30/15	100,000	113,836
North Slope Borough of Alaska
Series A
5.000%, 06/30/17	100,000	120,722
Total Alaska		464,557

Arizona-4.8%
City of Scottsdale
5.000%, 07/01/24	210,000	261,988

California-5.4%
California State Economic Recovery
Series A
5.000%, 07/01/22	100,000	115,323
San Diego Public Facilities Financing Authority Sewer Revenue
Series A
Revenue Bonds
5.000%, 05/15/24	150,000	176,096
Total California		291,419

Colorado-4.2%
Colorado Department of Transportation
Series B
Revenue Bonds
5.500%, 06/15/15	100,000	116,202
Denver Colorado City & County Airport Revenue System
Series A
Revenue Bonds
5.000%, 11/15/23	100,000	111,539
Total Colorado		227,741

Florida-7.8%
Citizens Property Insurance Corp.
Revenue Bonds
5.500%, 06/01/17	150,000	170,422
Orlando Utilities Commission Utility System Revenue
Series B
Revenue Bonds
5.000%, 10/01/23	100,000	117,981
South Miami Health Facilities Authority Hospital Revenue Baptist Health South Florida Group
Revenue Bonds
5.000%, 08/15/14	125,000	137,570
Total Florida		425,973

Hawaii-2.2%
State of Hawaii
5.000%, 11/01/16	100,000	119,655

Issuer	Principal Amount($)	Value($)
Illinois-2.0%
Illinois Finance Authority Revenue Swedish Covenant Hospital
Series A
Revenue Bonds
5.500%, 08/15/24	100,000	109,225

Indiana-3.1%
Indiana Health & Education Facilities Financing Authority Hospital Revenue Clarian Health Obligation Group
Series B
Revenue Bonds
5.000%, 02/15/16	100,000	112,453
IPS Multi-School Building Corp Indiana First Mortgage
Revenue Bonds
5.250%, 01/15/17	50,000	53,616
Total Indiana		166,069

Iowa-1.9%
Iowa Student Loan Liquidity Corp.
Series A-1
Revenue Bonds
3.875%, 12/01/16	100,000	103,020

Kansas-1.2%
Wyandotte County-Kansas City Unified Government
Series B
Revenue Bonds
0.000%, 06/01/21	100,000	66,126

Maryland-3.4%
County of Howard
5.000%, 02/15/21	150,000	182,568

Massachusetts-2.1%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross
Series B
Revenue Bonds
4.750%, 09/01/23	100,000	116,079

Michigan-4.3%
Michigan Municipal Bond Authority Clean Water Revolving Fund
Revenue Bonds
5.000%, 10/01/24	200,000	231,778

Missouri-3.4%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue
Series A
Revenue Bonds
5.000%, 01/01/16	165,000	186,549

New Jersey-4.5%
New Jersey Transportation Trust Fund Authority Transportation System
Series A
Revenue Bonds
5.500%, 12/15/15	100,000	116,613

Issuer	Principal Amount($)	Value($)
New Jersey Transportation Trust Fund Authority Transportation System
Series B
Revenue Bonds
5.500%, 12/15/19	100,000	125,498
Total New Jersey		242,111

New Mexico-2.2%
New Mexico Finance Authority Revenue Subordinated Lien Public PJ Revolving Fund
Series C
Revenue Bonds
5.250%, 06/15/18	100,000	120,679

New York-6.5%
New York City General Obligation
Series C
5.000%, 08/01/15	100,000	114,374
New York State Thruway Authority Personal Income Tax Revenue Transportation System
Series A
Revenue Bonds
5.000%, 03/15/18	100,000	121,916
New York State Thruway Authority
Series H
Revenue Bonds
5.000%, 01/01/22	100,000	117,637
Total New York		353,927

North Carolina-3.2%
Charlotte, North Carolina Airport Revenue
Series B
Revenue Bonds
5.000%, 07/01/16	150,000	173,676

Oklahoma-2.2%
Oklahoma Municipal Power Authority Supply Systems Revenue
Series A
Revenue Bonds
5.000%, 01/01/23	100,000	118,643

Oregon-4.4%
City of Salem
5.000%, 06/01/16	200,000	236,332

Pennsylvania-1.9%
Pennsylvania Higher Educational Facilities Authority Temple University First
Series A
Revenue Bonds
5.000%, 04/01/13	100,000	105,041

Issuer	Principal Amount($)	Value($)
Texas-6.7%
Harris Country, Texas
Series C
Revenue Bonds
5.000%, 08/15/22	100,000	120,834
Leander Independent School District
5.250%, 08/15/17	100,000	123,050
Lower Colorado River Authority Texas Revenue
Revenue Bonds
5.000%, 05/15/22	100,000	117,390
Total Texas		361,274

Washington-10.4%
Energy Northwest Washington Electric Revenue Columbia Generating
Series A
Revenue Bonds
5.000%, 07/01/22	185,000	211,640
Energy Northwest Washington Electric Revenue Columbia Station
Series A
Revenue Bonds
5.000%, 07/01/22	75,000	93,895
FYI Properties Washington Lease Revenue Washington State District Project
Revenue Bonds
5.000%, 06/01/22	100,000	116,733
Port of Seattle Washington Revenue Authority
Revenue Bonds
5.500%, 09/01/20	115,000	142,764
Total Washington		565,032

Wisconsin-2.1%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc.
Revenue Bonds
5.250%, 04/15/24	100,000	113,459
Total Municipal Bonds (Cost $4,925,936)		5,342,921

	Shares
Short Term Investment-0.7%
Money Market Fund - 0.7%
Dreyfus Tax Exempt Cash Management Institutional Fund 0.00%† (Cost $39,951)	39,951	39,951
Total Investments-99.2% (Cost $4,965,887)		5,382,872
Other Assets in Excess of Liabilities-0.8%		42,198
Net Assets-100.0%		5,425,070

†	Represents average annualized seven-day yield as of January 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models typically rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Columbia Intermediate Municipal Bond Strategy Fund
Valuation Inputs	(Level 1)	(Level 2)	(Level 3)	Total
Municipal Bonds*	$—	$5,342,921	$—	$5,342,921
Money Market Fund	39,951	—	—	39,951
Total	$39,951	$5,342,921	$—	$5,382,872

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

* Please refer to the investment portfolio above to view securities segregated by state.

There were no transfers between Level 1 and Level 2 securities during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

COLUMBIA CORE BOND STRATEGY FUND

INVESTMENT PORTFOLIO

January 31, 2012 (unaudited)

Issuer	Principal Amount ($)	Value ($)

U.S. Government & Agency Obligations-45.2%
Federal National Mortgage Association-21.2%
2.375%, 07/28/15	100,000	105,887
3.500%, 02/15/42	25,000	25,973
3.500%, 01/25/24	74,318	76,892
3.500%, 02/15/27	50,000	52,609
4.000%, 03/01/26	54,461	57,877
4.000%, 02/15/42	50,000	52,852
4.000%, 02/15/27	25,000	26,496
4.000%, 03/01/41	95,953	101,568
4.500%, 08/01/39	150,165	160,758
4.500%, 02/15/27	25,000	26,727
4.500%, 02/01/22	23,978	25,900
4.500%, 03/01/41	83,208	89,026
5.000%, 10/01/39	67,008	72,409
5.000%, 03/01/24	6,921	7,461
5.000%, 02/15/27	25,000	26,922
5.500%, 04/01/38	82,834	90,184
6.000%, 09/01/39	60,256	66,319
6.500%, 09/01/38	42,020	47,218
Total Federal National Mortgage Association		1,113,078

Federal Home Loan Mortgage Corp.-12.8%
2.500%, 05/27/16	200,000	214,269
3.500%, 09/15/24	17,115	17,773
3.500%, 03/15/24	26,855	27,785
3.750%, 03/27/19	100,000	114,823
5.000%, 02/01/40	139,433	150,128
5.500%, 05/01/35	84,245	91,615
6.000%, 10/01/38	42,474	46,675
6.500%, 08/01/38	11,363	12,717
Total Federal Home Loan Mortgage Corp.		675,785

Government National Mortgage Association-11.2%
1.852%, 07/16/32	22,650	22,715
1.883%, 04/16/32	33,960	34,287
2.169%, 11/16/37	24,345	24,924
2.210%, 11/16/34	34,185	34,684
2.210%, 12/16/35	48,991	49,981
3.500%, 02/15/42	25,000	26,313
4.000%, 02/15/42	50,000	53,914
4.500%, 06/16/34	34,342	36,322
4.500%, 02/15/42	125,000	136,523
4.549%, 06/16/28	25,000	26,544
5.000%, 02/15/42	50,000	55,398
5.000%, 02/15/40	34,772	38,565
5.500%, 02/15/42	25,000	27,907
6.000%, 12/15/37	16,529	18,672
Total Government National Mortgage Association		586,749
Total U.S. Government & Agency Obligations (Cost $2,303,312)		2,375,612

Corporate Bonds-31.7%
Aerospace & Defense-0.3%
L-3 Communications Corp.
3.950%, 11/15/16	15,000	15,521

Issuer	Principal Amount ($)	Value ($)

Banking-7.2%
American Express Credit Corp.
1.424%, 06/24/14‡	25,000	24,629
Bank of America Corp.
0.826%, 06/15/16‡	10,000	8,163
2.131%, 07/11/14‡	10,000	9,571
4.875%, 09/15/12	10,000	10,188
Citigroup, Inc.
2.027%, 01/13/14‡	10,000	9,807
4.500%, 01/14/22	10,000	9,955
6.125%, 11/21/17	30,000	33,006
Goldman Sachs Group, Inc. (The)
1.435%, 02/07/14‡	20,000	19,333
5.250%, 07/27/21	10,000	9,990
6.000%, 06/15/20	30,000	31,705
HSBC Holdings PLC
5.100%, 04/05/21	10,000	10,866
JPMorgan Chase & Co.
3.150%, 07/05/16	10,000	10,152
4.500%, 01/24/22	10,000	10,305
5.150%, 10/01/15	40,000	42,890
5.600%, 07/15/41	30,000	31,751
Merrill Lynch & Co., Inc.
6.400%, 08/28/17	40,000	42,291
Morgan Stanley
4.750%, 04/01/14	40,000	40,639
5.500%, 07/28/21	25,000	24,720
Total Banking		379,961

Brokerage-0.6%
Credit Suisse AG
5.400%, 01/14/20	30,000	30,339

Chemicals-0.8%
Dow Chemical Co.
8.550%, 05/15/19	30,000	39,768

Construction Machinery-0.7%
Caterpillar Financial Services Corp.
5.450%, 04/15/18	30,000	35,619

Electric-1.9%
Entergy Gulf States Louisiana LLC
3.950%, 10/01/20	10,000	10,521
MidAmerican Energy Holdings Co.
5.750%, 04/01/18	14,000	16,486
Sierra Pacific Power Co.
6.000%, 05/15/16	15,000	17,680
Southern California Edison Co.
0.996%, 09/15/14‡	20,000	19,922
Southern Power Co.
4.875%, 07/15/15	30,000	33,127
Total Electric		97,736

Environmental-0.6%
Waste Management, Inc.
4.750%, 06/30/20	30,000	33,511

Food and Beverage-1.2%
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/20	30,000	35,532
Kraft Foods, Inc.
1.457%, 07/10/13‡	25,000	25,085
Total Food and Beverage		60,617

Issuer	Principal Amount ($)	Value ($)

Foreign Agencies-0.3%
Petrobras International Finance Co.
5.875%, 03/01/18	15,000	16,452

Gas Pipelines-1.1%
El Paso Corp.
6.500%, 09/15/20	20,000	21,853
El Paso Pipeline Partners Operating Co. LLC
5.000%, 10/01/21	10,000	10,464
NiSource Finance Corp.
5.800%, 02/01/42	15,000	16,326
Transcanada Pipelines Ltd.
3.800%, 10/01/20	10,000	10,801
Total Gas Pipelines		59,444

Health Care-1.5%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/20	30,000	31,818
Boston Scientific Corp.
6.250%, 11/15/15	15,000	16,696
McKesson Corp.
3.250%, 03/01/16	30,000	31,920
Total Health Care		80,434

Independent Energy-0.6%
Anadarko Petroleum Corp.
6.375%, 09/15/17	20,000	23,656
EnCana Corp.
3.900%, 11/15/21	10,000	9,789
Total Independent Energy		33,445

Integrated Energy-0.2%
Shell International Finance BV
3.100%, 06/28/15	10,000	10,782

Life Insurance-0.9%
MetLife, Inc.
6.400%, 12/15/36	40,000	38,977
Prudential Financial, Inc.
4.500%, 11/16/21	10,000	10,547
Total Life Insurance		49,524

Media Cable-0.4%
Comcast Corp.
5.150%, 03/01/20	20,000	23,213

Metals-0.6%
ArcelorMittal
5.500%, 03/01/21	30,000	29,321

Non-Captive Consumer-0.2%
Discover Financial Services
6.450%, 06/12/17	10,000	10,668

Non-Captive Diversified-1.0%
General Electric Capital Corp.
2.150%, 01/09/15	10,000	10,221
4.375%, 09/16/20	40,000	41,813
Total Non-Captive Diversified		52,034

Packaging-0.3%
Ball Corp.
7.125%, 09/01/16	15,000	16,350

Issuer	Principal Amount ($)	Value ($)

Pharmaceuticals-1.1%
Johnson & Johnson
0.547%, 05/15/14‡	25,000	25,110
Teva Pharmaceutical Finance III LLC
3.000%, 06/15/15	30,000	31,758
Total Pharmaceuticals		56,868

Property & Casualty-1.2%
ACE INA Holdings, Inc.
5.700%, 02/15/17	30,000	35,178
Berkshire Hathaway, Inc.
1.900%, 01/31/17	10,000	10,157
Willis North America, Inc.
7.000%, 09/29/19	15,000	17,192
Total Property & Casualty		62,527

Railroads-1.4%
Burlington Northern Santa Fe LLC
5.650%, 05/01/17	30,000	35,114
CSX Corp.
7.375%, 02/01/19	30,000	37,893
Total Railroads		73,007

REITs-0.2%
Boston Properties LP
4.125%, 05/15/21	5,000	5,264
Duke Realty LP
6.750%, 03/15/20	5,000	5,830
Total REITs		11,094

Restaurants-0.2%
McDonald’s Corp.
2.625%, 01/15/22	10,000	10,168

Retailers-0.6%
AutoZone, Inc.
5.750%, 01/15/15	30,000	33,254

Supranational-1.1%
European Investment Bank
5.125%, 05/30/17	25,000	29,394
International Finance Corp.
3.000%, 04/22/14	25,000	26,395
Total Supranational		55,789

Technology-3.4%
Cisco Systems, Inc.
4.450%, 01/15/20	30,000	34,747
Hewlett-Packard Co.
0.923%, 05/30/14‡	15,000	14,610
3.300%, 12/09/16	10,000	10,451
Intel Corp.
3.300%, 10/01/21	25,000	26,521
Jabil Circuit, Inc.
7.750%, 07/15/16	30,000	34,125
Oracle Corp.
6.500%, 04/15/38	30,000	40,661
Xerox Corp.
1.281%, 05/16/14‡	15,000	14,807
Total Technology		175,922

Wireless-0.4%
American Tower Corp.
5.050%, 09/01/20	20,000	20,272

Issuer	Principal Amount ($)	Value ($)

Wirelines-1.7%
AT&T, Inc.
5.800%, 02/15/19	30,000	36,340
Telecom Italia Capital SA
6.175%, 06/18/14	30,000	30,150
Verizon Communications, Inc.
6.350%, 04/01/19	20,000	24,865
Total Wirelines		91,355
Total Corporate Bonds (Cost $1,589,993)		1,664,995

U.S. Treasury Obligations-15.1%
U.S. Treasury Bond
3.750%, 08/15/41	25,000	29,145
4.375%, 02/15/38	85,000	109,358
4.375%, 05/15/41	85,000	109,849
4.500%, 02/15/36	10,000	13,033
5.250%, 11/15/28	100,000	137,844
5.375%, 02/15/31	10,000	14,234
U.S. Treasury Note
0.625%, 07/15/14	50,000	50,449
1.250%, 10/31/15	115,000	118,459
1.750%, 10/31/18	10,000	10,371
1.875%, 10/31/17	10,000	10,531
1.875%, 02/28/14	85,000	87,882
2.000%, 11/30/13	70,000	72,272
2.625%, 11/15/20	20,000	21,694
3.375%, 11/15/19	10,000	11,475
Total U.S. Treasury Obligations (Cost $746,641)		796,596

Asset Backed Securities - Non-Agency-3.8%
Honda Auto Receivables Owner Trust
1.980%, 05/23/16	25,000	25,347
Hyundai Auto Receivables Trust
2.450%, 12/15/16	25,000	25,880
Mercedes-Benz Auto Receivables Trust
2.36%, 08/15/16	25,000	25,511
Nissan Auto Receivables Owner Trust
0.870%, 07/15/14	25,000	25,072
Small Business Administration Participation Certificates
3.920%, 10/01/29	41,603	45,120
Toyota Auto Receivables Owner Trust
1.150%, 10/15/14	25,000	25,116
Volkswagen Auto Loan Enhanced Trust
1.980%, 09/20/17	25,000	25,740
Total Asset Backed Securities - Non-Agency (Cost $191,324)		197,786

Municipal Bonds-1.9%
California-0.5%
State of California
7.550%, 04/01/39	20,000	26,832

Illinois-0.9%
Metropolitan Water Reclamation District of Greater Chicago
5.720%, 12/01/38	30,000	37,578
State of Illinois
5.877%, 03/01/19	10,000	11,026
Total Illinois		48,604

Ohio-0.5%
Bowling Green State University
5.080%, 06/01/18	20,000	22,813
Total Municipal Bonds (Cost $86,950)		98,249

Issuer	Principal Amount ($)	Value ($)

Foreign Government Obligations-0.4%
Brazilian Government International Bond
7.875%, 03/07/15	10,000	11,985
Mexico Government International Bond
5.875%, 01/15/14	10,000	10,775
Total Foreign Government Obligations (Cost $22,742)		22,760

	Shares
Short Term Investment-10.8%
Money Market Fund-10.8%
Dreyfus Treasury Prime Cash Reserves 0.00%† (Cost $569,036)	569,036	569,036
Total Investments-108.9% (Cost $5,509,998)		5,725,034
Liabilities in Excess of Other Assets-(8.9)%		(467,352)
Net Assets-100.0%		5,257,682

†	Represents average annualized seven-day yield as of January 31, 2012.
‡	Variable rate security. The interest rate shown reflects the rate as of January 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models typically rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Columbia Core Bond Strategy Fund
Valuation Inputs	(Level 1)	(Level 2)	(Level 3)	Total
U.S. Government & Agency Obligations	$—	$2,375,612	$—	$2,375,612
Corporate Bonds*	—	1,664,995	—	1,664,995
U.S. Treasury Obligations	—	796,596	—	796,596
Asset-Backed Securities - Non-Agency	—	197,786	—	197,786
Municipal Bonds**	—	98,249	—	98,249
Foreign Government Obligations	—	22,760	—	22,760
Money Market Fund	569,036	—	—	569,036
Total	$569,036	$5,155,998	$—	$5,725,034

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

* Please refer to the investment portfolio above to view securities segregated by industry type.

** Please refer to the investment portfolio above to view securities segregated by state.

There were no transfers between Level 1 and Level 2 securities during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

January 31, 2012 (unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

The cost basis of investments for Federal income tax purposes at January 31, 2012 was as follows (unaudited)*:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Columbia Concentrated Large Cap Value Strategy Fund	$3,003,450	$104,387	$(256,335)	$(151,948)
Columbia Growth Equity Strategy Fund	1,336,089	115,402	(28,828)	86,574
Columbia Large-Cap Growth Equity Strategy Fund	6,884,316	570,915	(265,749)	305,166
Columbia Intermediate Municipal Bond Strategy Fund	4,965,887	416,985	—	416,985
Columbia Core Bond Strategy Fund	5,511,915	217,081	(3,962)	213,119

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at   the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2.    Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust

By:	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date:	March 22, 2012

By:	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Chief Financial Officer

Date:	March 22, 2012